Annual Total Returns (Bar Chart) (INTEGRITY GROWTH & INCOME FUND)	12 Months Ended
May 01, 2011
INTEGRITY GROWTH & INCOME FUND
Annual Total Returns
2001	(42.30%)
2002	(27.59%)
2003	23.97%
2004	11.89%
2005	9.32%
2006	15.04%
2007	7.97%
2008	(27.06%)
2009	13.54%
2010	17.19%